(Institutional) | (PIMCO Dividend and Income Builder Fund)
Investment Objective

The Fund's primary investment objective is to seek to provide current income that exceeds the average yield on global stocks, and to provide a growing stream of income per share over time. The Fund's secondary objective is to seek to provide long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (Institutional) (PIMCO Dividend and Income Builder Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.99%	1.09%	0.99%	1.09%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Other Expenses	[1]	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		1.01%	1.11%	1.26%	1.36%
Expense Reimbursement	[2][3]	(0.18%)	(0.18%)	(0.18%)	(0.18%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.83%	0.93%	1.08%	1.18%
[1]	Estimated amounts for the Fund's first fiscal year.
[2]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through October 31, 2013, to reduce its advisory fee by 0.16% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.
[3]	PIMCO has contractually agreed, through October 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class and Class D shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (PIMCO Dividend and Income Builder Fund) (Institutional) (USD $)	1 Year	3 Years
Institutional Class	85	265
Class P	95	296
Administrative Class	110	343
Class D	120	375

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. The Fund has not yet commenced operations. Thus, no portfolio turnover rate is provided for the Fund.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of income-producing investments, and will typically invest at least 50% of its assets in equity and equity-related securities. When making investments, PIMCO uses fundamental analysis to seek to identify attractively valued issuers that currently pay dividends and have the potential for earnings and dividend growth over time. The Fund's investments in equity and equity-related securities include common and preferred stock (and securities convertible into, or that PIMCO expects to be exchanged for, common or preferred stock), as well as securities issued by real estate investment trusts, master limited partnerships and other equity trusts and depositary receipts. The Fund may invest in securities issued by large-capitalization, mid-capitalization and small-capitalization companies.

The Fund may also invest in "Fixed Income Instruments" of varying maturities. Fixed Income Instruments include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The debt investments of the Fund may include investment-grade securities and high yield securities ("junk bonds") of any rating.

The Fund may invest a significant portion of its assets in securities and instruments that are economically tied to foreign (non-U.S.) countries. The Fund may also invest in securities and instruments that are economically tied to emerging market countries. The Fund may obtain foreign currency exposure (from non-U.S. dollar denominated securities or currencies) without limitation.

The Fund's approach to equity and fixed income securities selection incorporates PIMCO's global macroeconomic views, equity and fixed income investment expertise and experience across a wide range of investment instruments. The Fund's equity and fixed income assets are selected in a manner that reflects PIMCO's view regarding the attractiveness of key investment risk factors, considering both return potential and volatility, and includes an assessment of aggregate issuer and country exposures.

The Fund may also invest in derivative instruments, such as options, futures contracts, swap agreements, equity-linked notes, equity-linked securities and participatory notes, consistent with its investment objectives. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Dividend-Oriented Stocks Risk: companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the security held by the Fund or the Fund receiving less income

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that PIMCO believes will cause the stock price to increase do not occur

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: the risk that the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security's market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security's "conversion price"

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Once the Fund commences operations, performance will be updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

(Institutional) | (PIMCO EqS Dividend Fund)
Investment Objective

The Fund's primary investment objective is to seek to provide current income that exceeds the average yield on global stocks. The Fund's secondary objective is to seek to provide long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (Institutional) (PIMCO EqS Dividend Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.99%	1.09%	0.99%	1.09%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Other Expenses	[1]	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		1.01%	1.11%	1.26%	1.36%
Expense Reimbursement	[2][3]	(0.18%)	(0.18%)	(0.18%)	(0.18%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.83%	0.93%	1.08%	1.18%
[1]	Estimated amounts for the Fund's first fiscal year.
[2]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through October 31, 2013, to reduce its advisory fee by 0.16% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.
[3]	PIMCO has contractually agreed, through October 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class and Class D shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (PIMCO EqS Dividend Fund) (Institutional) (USD $)	1 Year	3 Years
Institutional Class	85	265
Class P	95	296
Administrative Class	110	343
Class D	120	375

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. The Fund has not yet commenced operations. Thus, no portfolio turnover rate is provided for the Fund.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 75% of its assets in equity and equity-related securities, including common and preferred stock (and securities convertible into, or that PIMCO expects to be exchanged for, common or preferred stock), as well as securities issued by real estate investment trusts, master limited partnerships and other equity trusts and depositary receipts. When making investments, PIMCO uses fundamental analysis to seek to identify attractively valued issuers that currently pay dividends and have the potential for earnings and dividend growth over time. The Fund may invest in securities issued by large-capitalization, mid-capitalization and small-capitalization companies.

The Fund may invest a significant portion of its assets in securities and instruments that are economically tied to foreign (non-U.S.) countries. The Fund may also invest in securities and instruments that are economically tied to emerging market countries. The Fund may obtain foreign currency exposure (from non-U.S. dollar denominated securities or currencies) without limitation.

The Fund may also invest in fixed income instruments, including investment-grade securities and high yield securities ("junk bonds") of any rating. The Fund may also invest in derivative instruments, such as options, futures contracts, swap agreements, equity-linked notes, equity-linked securities and participatory notes, consistent with its investment objectives. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Dividend-Oriented Stocks Risk: companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the security held by the Fund or the Fund receiving less income

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that PIMCO believes will cause the stock price to increase do not occur

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: the risk that the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security's market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security's "conversion price"

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Once the Fund commences operations, performance will be updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

(Retail) | (PIMCO Dividend and Income Builder Fund)
Investment Objective

The Fund's primary investment objective is to seek to provide current income that exceeds the average yield on global stocks, and to provide a growing stream of income per share over time. The Fund's secondary objective is to seek to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, C and R Shares" section on page 15 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Retail) (PIMCO Dividend and Income Builder Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (Retail) (PIMCO Dividend and Income Builder Fund)		Class A	Class C	Class R
Management Fees		1.09%	1.09%	1.09%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Other Expenses	[1]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		1.36%	2.11%	1.61%
Expense Reimbursement	[2][3]	(0.18%)	(0.18%)	(0.18%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.18%	1.93%	1.43%
[1]	Estimated amounts for the Fund's first fiscal year.
[2]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through October 31, 2013, to reduce its advisory fee by 0.16% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.
[3]	PIMCO has contractually agreed, through October 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Dividend and Income Builder Fund) (Retail) (USD $)	1 Year	3 Years
Class A	664	904
Class C	296	606
Class R	146	452

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Dividend and Income Builder Fund) (Retail) (USD $)	1 Year	3 Years
Class A	664	904
Class C	196	606
Class R	146	452

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. The Fund has not yet commenced operations. Thus, no portfolio turnover rate is provided for the Fund.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of income-producing investments, and will typically invest at least 50% of its assets in equity and equity-related securities. When making investments, PIMCO uses fundamental analysis to seek to identify attractively valued issuers that currently pay dividends and have the potential for earnings and dividend growth over time. The Fund's investments in equity and equity-related securities include common and preferred stock (and securities convertible into, or that PIMCO expects to be exchanged for, common or preferred stock), as well as securities issued by real estate investment trusts, master limited partnerships and other equity trusts and depositary receipts. The Fund may invest in securities issued by large-capitalization, mid-capitalization and small-capitalization companies.

The Fund may also invest in "Fixed Income Instruments" of varying maturities. Fixed Income Instruments include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The debt investments of the Fund may include investment-grade securities and high yield securities ("junk bonds") of any rating.

The Fund may invest a significant portion of its assets in securities and instruments that are economically tied to foreign (non-U.S.) countries. The Fund may also invest in securities and instruments that are economically tied to emerging market countries. The Fund may obtain foreign currency exposure (from non-U.S. dollar denominated securities or currencies) without limitation.

The Fund's approach to equity and fixed income securities selection incorporates PIMCO's global macroeconomic views, equity and fixed income investment expertise and experience across a wide range of investment instruments. The Fund's equity and fixed income assets are selected in a manner that reflects PIMCO's view regarding the attractiveness of key investment risk factors, considering both return potential and volatility, and includes an assessment of aggregate issuer and country exposures.

The Fund may also invest in derivative instruments, such as options, futures contracts, swap agreements, equity-linked notes, equity-linked securities and participatory notes, consistent with its investment objectives. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Dividend-Oriented Stocks Risk: companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the security held by the Fund or the Fund receiving less income

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that PIMCO believes will cause the stock price to increase do not occur

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: the risk that the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security's market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security's "conversion price"

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Once the Fund commences operations, performance will be updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

(Retail) | (PIMCO EqS Dividend Fund)
Investment Objective

The Fund's primary investment objective is to seek to provide current income that exceeds the average yield on global stocks. The Fund's secondary objective is to seek to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, C and R Shares" section on page 15 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Retail) (PIMCO EqS Dividend Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (Retail) (PIMCO EqS Dividend Fund)		Class A	Class C	Class R
Management Fees		1.09%	1.09%	1.09%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Other Expenses	[1]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		1.36%	2.11%	1.61%
Expense Reimbursement	[2][3]	(0.18%)	(0.18%)	(0.18%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.18%	1.93%	1.43%
[1]	Estimated amounts for the Fund's first fiscal year.
[2]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through October 31, 2013, to reduce its advisory fee by 0.16% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.
[3]	PIMCO has contractually agreed, through October 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO EqS Dividend Fund) (Retail) (USD $)	1 Year	3 Years
Class A	664	904
Class C	296	606
Class R	146	452

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO EqS Dividend Fund) (Retail) (USD $)	1 Year	3 Years
Class A	664	904
Class C	196	606
Class R	146	452

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. The Fund has not yet commenced operations. Thus, no portfolio turnover rate is provided for the Fund.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 75% of its assets in equity and equity-related securities, including common and preferred stock (and securities convertible into, or that PIMCO expects to be exchanged for, common or preferred stock), as well as securities issued by real estate investment trusts, master limited partnerships and other equity trusts and depositary receipts. When making investments, PIMCO uses fundamental analysis to seek to identify attractively valued issuers that currently pay dividends and have the potential for earnings and dividend growth over time. The Fund may invest in securities issued by large-capitalization, mid-capitalization and small-capitalization companies.

The Fund may invest a significant portion of its assets in securities and instruments that are economically tied to foreign (non-U.S.) countries. The Fund may also invest in securities and instruments that are economically tied to emerging market countries. The Fund may obtain foreign currency exposure (from non-U.S. dollar denominated securities or currencies) without limitation.

The Fund may also invest in fixed income instruments, including investment-grade securities and high yield securities ("junk bonds") of any rating. The Fund may also invest in derivative instruments, such as options, futures contracts, swap agreements, equity-linked notes, equity-linked securities and participatory notes, consistent with its investment objectives. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Dividend-Oriented Stocks Risk: companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the security held by the Fund or the Fund receiving less income

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that PIMCO believes will cause the stock price to increase do not occur

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: the risk that the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security's market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security's "conversion price"

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Once the Fund commences operations, performance will be updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

(PIMCO Dividend and Income Builder Fund)
Investment Objective

The Fund's primary investment objective is to seek to provide current income that exceeds the average yield on global stocks, and to provide a growing stream of income per share over time. The Fund's secondary objective is to seek to provide long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (Institutional) (PIMCO Dividend and Income Builder Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.99%	1.09%	0.99%	1.09%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Other Expenses	[1]	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		1.01%	1.11%	1.26%	1.36%
Expense Reimbursement	[2][3]	(0.18%)	(0.18%)	(0.18%)	(0.18%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.83%	0.93%	1.08%	1.18%
[1]	Estimated amounts for the Fund's first fiscal year.
[2]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through October 31, 2013, to reduce its advisory fee by 0.16% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.
[3]	PIMCO has contractually agreed, through October 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class and Class D shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (PIMCO Dividend and Income Builder Fund) (Institutional) (USD $)	1 Year	3 Years
Institutional Class	85	265
Class P	95	296
Administrative Class	110	343
Class D	120	375

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. The Fund has not yet commenced operations. Thus, no portfolio turnover rate is provided for the Fund.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of income-producing investments, and will typically invest at least 50% of its assets in equity and equity-related securities. When making investments, PIMCO uses fundamental analysis to seek to identify attractively valued issuers that currently pay dividends and have the potential for earnings and dividend growth over time. The Fund's investments in equity and equity-related securities include common and preferred stock (and securities convertible into, or that PIMCO expects to be exchanged for, common or preferred stock), as well as securities issued by real estate investment trusts, master limited partnerships and other equity trusts and depositary receipts. The Fund may invest in securities issued by large-capitalization, mid-capitalization and small-capitalization companies.

The Fund may also invest in "Fixed Income Instruments" of varying maturities. Fixed Income Instruments include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The debt investments of the Fund may include investment-grade securities and high yield securities ("junk bonds") of any rating.

The Fund may invest a significant portion of its assets in securities and instruments that are economically tied to foreign (non-U.S.) countries. The Fund may also invest in securities and instruments that are economically tied to emerging market countries. The Fund may obtain foreign currency exposure (from non-U.S. dollar denominated securities or currencies) without limitation.

The Fund's approach to equity and fixed income securities selection incorporates PIMCO's global macroeconomic views, equity and fixed income investment expertise and experience across a wide range of investment instruments. The Fund's equity and fixed income assets are selected in a manner that reflects PIMCO's view regarding the attractiveness of key investment risk factors, considering both return potential and volatility, and includes an assessment of aggregate issuer and country exposures.

The Fund may also invest in derivative instruments, such as options, futures contracts, swap agreements, equity-linked notes, equity-linked securities and participatory notes, consistent with its investment objectives. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Dividend-Oriented Stocks Risk: companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the security held by the Fund or the Fund receiving less income

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that PIMCO believes will cause the stock price to increase do not occur

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: the risk that the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security's market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security's "conversion price"

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Once the Fund commences operations, performance will be updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

(PIMCO EqS Dividend Fund)
Investment Objective

The Fund's primary investment objective is to seek to provide current income that exceeds the average yield on global stocks. The Fund's secondary objective is to seek to provide long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (Institutional) (PIMCO EqS Dividend Fund)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		0.99%	1.09%	0.99%	1.09%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Other Expenses	[1]	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		1.01%	1.11%	1.26%	1.36%
Expense Reimbursement	[2][3]	(0.18%)	(0.18%)	(0.18%)	(0.18%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.83%	0.93%	1.08%	1.18%
[1]	Estimated amounts for the Fund's first fiscal year.
[2]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through October 31, 2013, to reduce its advisory fee by 0.16% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.
[3]	PIMCO has contractually agreed, through October 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class and Class D shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (PIMCO EqS Dividend Fund) (Institutional) (USD $)	1 Year	3 Years
Institutional Class	85	265
Class P	95	296
Administrative Class	110	343
Class D	120	375

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. The Fund has not yet commenced operations. Thus, no portfolio turnover rate is provided for the Fund.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 75% of its assets in equity and equity-related securities, including common and preferred stock (and securities convertible into, or that PIMCO expects to be exchanged for, common or preferred stock), as well as securities issued by real estate investment trusts, master limited partnerships and other equity trusts and depositary receipts. When making investments, PIMCO uses fundamental analysis to seek to identify attractively valued issuers that currently pay dividends and have the potential for earnings and dividend growth over time. The Fund may invest in securities issued by large-capitalization, mid-capitalization and small-capitalization companies.

The Fund may invest a significant portion of its assets in securities and instruments that are economically tied to foreign (non-U.S.) countries. The Fund may also invest in securities and instruments that are economically tied to emerging market countries. The Fund may obtain foreign currency exposure (from non-U.S. dollar denominated securities or currencies) without limitation.

The Fund may also invest in fixed income instruments, including investment-grade securities and high yield securities ("junk bonds") of any rating. The Fund may also invest in derivative instruments, such as options, futures contracts, swap agreements, equity-linked notes, equity-linked securities and participatory notes, consistent with its investment objectives. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Dividend-Oriented Stocks Risk: companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the security held by the Fund or the Fund receiving less income

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that PIMCO believes will cause the stock price to increase do not occur

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: the risk that the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security's market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security's "conversion price"

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Once the Fund commences operations, performance will be updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

(PIMCO Dividend and Income Builder Fund)
Investment Objective

The Fund's primary investment objective is to seek to provide current income that exceeds the average yield on global stocks, and to provide a growing stream of income per share over time. The Fund's secondary objective is to seek to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, C and R Shares" section on page 15 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Retail) (PIMCO Dividend and Income Builder Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (Retail) (PIMCO Dividend and Income Builder Fund)		Class A	Class C	Class R
Management Fees		1.09%	1.09%	1.09%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Other Expenses	[1]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		1.36%	2.11%	1.61%
Expense Reimbursement	[2][3]	(0.18%)	(0.18%)	(0.18%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.18%	1.93%	1.43%
[1]	Estimated amounts for the Fund's first fiscal year.
[2]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through October 31, 2013, to reduce its advisory fee by 0.16% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.
[3]	PIMCO has contractually agreed, through October 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO Dividend and Income Builder Fund) (Retail) (USD $)	1 Year	3 Years
Class A	664	904
Class C	296	606
Class R	146	452

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO Dividend and Income Builder Fund) (Retail) (USD $)	1 Year	3 Years
Class A	664	904
Class C	196	606
Class R	146	452

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. The Fund has not yet commenced operations. Thus, no portfolio turnover rate is provided for the Fund.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of income-producing investments, and will typically invest at least 50% of its assets in equity and equity-related securities. When making investments, PIMCO uses fundamental analysis to seek to identify attractively valued issuers that currently pay dividends and have the potential for earnings and dividend growth over time. The Fund's investments in equity and equity-related securities include common and preferred stock (and securities convertible into, or that PIMCO expects to be exchanged for, common or preferred stock), as well as securities issued by real estate investment trusts, master limited partnerships and other equity trusts and depositary receipts. The Fund may invest in securities issued by large-capitalization, mid-capitalization and small-capitalization companies.

The Fund may also invest in "Fixed Income Instruments" of varying maturities. Fixed Income Instruments include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The debt investments of the Fund may include investment-grade securities and high yield securities ("junk bonds") of any rating.

The Fund may invest a significant portion of its assets in securities and instruments that are economically tied to foreign (non-U.S.) countries. The Fund may also invest in securities and instruments that are economically tied to emerging market countries. The Fund may obtain foreign currency exposure (from non-U.S. dollar denominated securities or currencies) without limitation.

The Fund's approach to equity and fixed income securities selection incorporates PIMCO's global macroeconomic views, equity and fixed income investment expertise and experience across a wide range of investment instruments. The Fund's equity and fixed income assets are selected in a manner that reflects PIMCO's view regarding the attractiveness of key investment risk factors, considering both return potential and volatility, and includes an assessment of aggregate issuer and country exposures.

The Fund may also invest in derivative instruments, such as options, futures contracts, swap agreements, equity-linked notes, equity-linked securities and participatory notes, consistent with its investment objectives. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Dividend-Oriented Stocks Risk: companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the security held by the Fund or the Fund receiving less income

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that PIMCO believes will cause the stock price to increase do not occur

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: the risk that the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security's market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security's "conversion price"

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Once the Fund commences operations, performance will be updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

(PIMCO EqS Dividend Fund)
Investment Objective

The Fund's primary investment objective is to seek to provide current income that exceeds the average yield on global stocks. The Fund's secondary objective is to seek to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, C and R Shares" section on page 15 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Retail) (PIMCO EqS Dividend Fund)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (Retail) (PIMCO EqS Dividend Fund)		Class A	Class C	Class R
Management Fees		1.09%	1.09%	1.09%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Other Expenses	[1]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		1.36%	2.11%	1.61%
Expense Reimbursement	[2][3]	(0.18%)	(0.18%)	(0.18%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.18%	1.93%	1.43%
[1]	Estimated amounts for the Fund's first fiscal year.
[2]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through October 31, 2013, to reduce its advisory fee by 0.16% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.
[3]	PIMCO has contractually agreed, through October 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO EqS Dividend Fund) (Retail) (USD $)	1 Year	3 Years
Class A	664	904
Class C	296	606
Class R	146	452

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO EqS Dividend Fund) (Retail) (USD $)	1 Year	3 Years
Class A	664	904
Class C	196	606
Class R	146	452

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. The Fund has not yet commenced operations. Thus, no portfolio turnover rate is provided for the Fund.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 75% of its assets in equity and equity-related securities, including common and preferred stock (and securities convertible into, or that PIMCO expects to be exchanged for, common or preferred stock), as well as securities issued by real estate investment trusts, master limited partnerships and other equity trusts and depositary receipts. When making investments, PIMCO uses fundamental analysis to seek to identify attractively valued issuers that currently pay dividends and have the potential for earnings and dividend growth over time. The Fund may invest in securities issued by large-capitalization, mid-capitalization and small-capitalization companies.

The Fund may invest a significant portion of its assets in securities and instruments that are economically tied to foreign (non-U.S.) countries. The Fund may also invest in securities and instruments that are economically tied to emerging market countries. The Fund may obtain foreign currency exposure (from non-U.S. dollar denominated securities or currencies) without limitation.

The Fund may also invest in fixed income instruments, including investment-grade securities and high yield securities ("junk bonds") of any rating. The Fund may also invest in derivative instruments, such as options, futures contracts, swap agreements, equity-linked notes, equity-linked securities and participatory notes, consistent with its investment objectives. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.

Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Dividend-Oriented Stocks Risk: companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the security held by the Fund or the Fund receiving less income

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that PIMCO believes will cause the stock price to increase do not occur

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: the risk that the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security's market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security's "conversion price"

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Once the Fund commences operations, performance will be updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Shareholder Fees ((Retail))	0 Months Ended
Nov. 21, 2011
(PIMCO Dividend and Income Builder Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Dividend and Income Builder Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Dividend and Income Builder Fund) | Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none
(PIMCO EqS Dividend Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO EqS Dividend Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO EqS Dividend Fund) | Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none

Annual Fund Operating Expenses	0 Months Ended
	Nov. 21, 2011
(Institutional) | (PIMCO Dividend and Income Builder Fund) | Administrative Class
Operating Expenses:
Management Fees	0.99%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.26%
Expense Reimbursement	(0.18%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.08%
(Institutional) | (PIMCO Dividend and Income Builder Fund) | Class D
Operating Expenses:
Management Fees	1.09%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.36%
Expense Reimbursement	(0.18%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.18%
(Institutional) | (PIMCO Dividend and Income Builder Fund) | Institutional Class
Operating Expenses:
Management Fees	0.99%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.01%
Expense Reimbursement	(0.18%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.83%
(Institutional) | (PIMCO Dividend and Income Builder Fund) | Class P
Operating Expenses:
Management Fees	1.09%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.11%
Expense Reimbursement	(0.18%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.93%
(Institutional) | (PIMCO EqS Dividend Fund) | Administrative Class
Operating Expenses:
Management Fees	0.99%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.26%
Expense Reimbursement	(0.18%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.08%
(Institutional) | (PIMCO EqS Dividend Fund) | Class D
Operating Expenses:
Management Fees	1.09%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.36%
Expense Reimbursement	(0.18%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.18%
(Institutional) | (PIMCO EqS Dividend Fund) | Institutional Class
Operating Expenses:
Management Fees	0.99%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.01%
Expense Reimbursement	(0.18%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.83%
(Institutional) | (PIMCO EqS Dividend Fund) | Class P
Operating Expenses:
Management Fees	1.09%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.11%
Expense Reimbursement	(0.18%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.93%
(Retail) | (PIMCO Dividend and Income Builder Fund) | Class A
Operating Expenses:
Management Fees	1.09%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.36%
Expense Reimbursement	(0.18%)	[2],[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.18%
(Retail) | (PIMCO Dividend and Income Builder Fund) | Class C
Operating Expenses:
Management Fees	1.09%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	2.11%
Expense Reimbursement	(0.18%)	[2],[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.93%
(Retail) | (PIMCO Dividend and Income Builder Fund) | Class R
Operating Expenses:
Management Fees	1.09%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.61%
Expense Reimbursement	(0.18%)	[2],[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.43%
(Retail) | (PIMCO EqS Dividend Fund) | Class A
Operating Expenses:
Management Fees	1.09%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.36%
Expense Reimbursement	(0.18%)	[2],[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.18%
(Retail) | (PIMCO EqS Dividend Fund) | Class C
Operating Expenses:
Management Fees	1.09%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	2.11%
Expense Reimbursement	(0.18%)	[2],[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.93%
(Retail) | (PIMCO EqS Dividend Fund) | Class R
Operating Expenses:
Management Fees	1.09%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.61%
Expense Reimbursement	(0.18%)	[2],[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.43%

[1]	Estimated amounts for the Fund's first fiscal year.
[2]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through October 31, 2013, to reduce its advisory fee by 0.16% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.
[3]	PIMCO has contractually agreed, through October 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class and Class D shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.
[4]	PIMCO has contractually agreed, through October 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	PIMCO Equity Series
Central Index Key	dei_EntityCentralIndexKey	0001479360
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 21, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 21, 2011
Prospectus Date	rr_ProspectusDate	Nov 21, 2011
(Institutional) | (PIMCO Dividend and Income Builder Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund's primary investment objective is to seek to provide current income that exceeds the average yield on global stocks, and to provide a growing stream of income per share over time. The Fund's secondary objective is to seek to provide long-term capital appreciation.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. The Fund has not yet commenced operations. Thus, no portfolio turnover rate is provided for the Fund.

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of income-producing investments, and will typically invest at least 50% of its assets in equity and equity-related securities. When making investments, PIMCO uses fundamental analysis to seek to identify attractively valued issuers that currently pay dividends and have the potential for earnings and dividend growth over time. The Fund's investments in equity and equity-related securities include common and preferred stock (and securities convertible into, or that PIMCO expects to be exchanged for, common or preferred stock), as well as securities issued by real estate investment trusts, master limited partnerships and other equity trusts and depositary receipts. The Fund may invest in securities issued by large-capitalization, mid-capitalization and small-capitalization companies.

The Fund may also invest in "Fixed Income Instruments" of varying maturities. Fixed Income Instruments include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The debt investments of the Fund may include investment-grade securities and high yield securities ("junk bonds") of any rating.

The Fund may invest a significant portion of its assets in securities and instruments that are economically tied to foreign (non-U.S.) countries. The Fund may also invest in securities and instruments that are economically tied to emerging market countries. The Fund may obtain foreign currency exposure (from non-U.S. dollar denominated securities or currencies) without limitation.

The Fund's approach to equity and fixed income securities selection incorporates PIMCO's global macroeconomic views, equity and fixed income investment expertise and experience across a wide range of investment instruments. The Fund's equity and fixed income assets are selected in a manner that reflects PIMCO's view regarding the attractiveness of key investment risk factors, considering both return potential and volatility, and includes an assessment of aggregate issuer and country exposures.

The Fund may also invest in derivative instruments, such as options, futures contracts, swap agreements, equity-linked notes, equity-linked securities and participatory notes, consistent with its investment objectives. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Dividend-Oriented Stocks Risk: companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the security held by the Fund or the Fund receiving less income

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that PIMCO believes will cause the stock price to increase do not occur

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: the risk that the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security's market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security's "conversion price"

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Once the Fund commences operations, performance will be updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Once the Fund commences operations, performance will be updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(Institutional) | (PIMCO Dividend and Income Builder Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2],[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
(Institutional) | (PIMCO Dividend and Income Builder Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.09%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2],[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	375
(Institutional) | (PIMCO Dividend and Income Builder Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2],[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
(Institutional) | (PIMCO Dividend and Income Builder Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.09%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2],[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
(Institutional) | (PIMCO EqS Dividend Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund's primary investment objective is to seek to provide current income that exceeds the average yield on global stocks. The Fund's secondary objective is to seek to provide long-term capital appreciation.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. The Fund has not yet commenced operations. Thus, no portfolio turnover rate is provided for the Fund.

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 75% of its assets in equity and equity-related securities, including common and preferred stock (and securities convertible into, or that PIMCO expects to be exchanged for, common or preferred stock), as well as securities issued by real estate investment trusts, master limited partnerships and other equity trusts and depositary receipts. When making investments, PIMCO uses fundamental analysis to seek to identify attractively valued issuers that currently pay dividends and have the potential for earnings and dividend growth over time. The Fund may invest in securities issued by large-capitalization, mid-capitalization and small-capitalization companies.

The Fund may invest a significant portion of its assets in securities and instruments that are economically tied to foreign (non-U.S.) countries. The Fund may also invest in securities and instruments that are economically tied to emerging market countries. The Fund may obtain foreign currency exposure (from non-U.S. dollar denominated securities or currencies) without limitation.

The Fund may also invest in fixed income instruments, including investment-grade securities and high yield securities ("junk bonds") of any rating. The Fund may also invest in derivative instruments, such as options, futures contracts, swap agreements, equity-linked notes, equity-linked securities and participatory notes, consistent with its investment objectives. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Dividend-Oriented Stocks Risk: companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the security held by the Fund or the Fund receiving less income

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that PIMCO believes will cause the stock price to increase do not occur

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: the risk that the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security's market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security's "conversion price"

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Once the Fund commences operations, performance will be updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Once the Fund commences operations, performance will be updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments. pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(Institutional) | (PIMCO EqS Dividend Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2],[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
(Institutional) | (PIMCO EqS Dividend Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.09%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2],[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	375
(Institutional) | (PIMCO EqS Dividend Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2],[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
(Institutional) | (PIMCO EqS Dividend Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.09%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2],[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
(Retail) | (PIMCO Dividend and Income Builder Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund's primary investment objective is to seek to provide current income that exceeds the average yield on global stocks, and to provide a growing stream of income per share over time. The Fund's secondary objective is to seek to provide long-term capital appreciation.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, C and R Shares" section on page 15 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. The Fund has not yet commenced operations. Thus, no portfolio turnover rate is provided for the Fund.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, C and R Shares" section on page 15 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of income-producing investments, and will typically invest at least 50% of its assets in equity and equity-related securities. When making investments, PIMCO uses fundamental analysis to seek to identify attractively valued issuers that currently pay dividends and have the potential for earnings and dividend growth over time. The Fund's investments in equity and equity-related securities include common and preferred stock (and securities convertible into, or that PIMCO expects to be exchanged for, common or preferred stock), as well as securities issued by real estate investment trusts, master limited partnerships and other equity trusts and depositary receipts. The Fund may invest in securities issued by large-capitalization, mid-capitalization and small-capitalization companies.

The Fund may also invest in "Fixed Income Instruments" of varying maturities. Fixed Income Instruments include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The debt investments of the Fund may include investment-grade securities and high yield securities ("junk bonds") of any rating.

The Fund may invest a significant portion of its assets in securities and instruments that are economically tied to foreign (non-U.S.) countries. The Fund may also invest in securities and instruments that are economically tied to emerging market countries. The Fund may obtain foreign currency exposure (from non-U.S. dollar denominated securities or currencies) without limitation.

The Fund's approach to equity and fixed income securities selection incorporates PIMCO's global macroeconomic views, equity and fixed income investment expertise and experience across a wide range of investment instruments. The Fund's equity and fixed income assets are selected in a manner that reflects PIMCO's view regarding the attractiveness of key investment risk factors, considering both return potential and volatility, and includes an assessment of aggregate issuer and country exposures.

The Fund may also invest in derivative instruments, such as options, futures contracts, swap agreements, equity-linked notes, equity-linked securities and participatory notes, consistent with its investment objectives. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Dividend-Oriented Stocks Risk: companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the security held by the Fund or the Fund receiving less income

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that PIMCO believes will cause the stock price to increase do not occur

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: the risk that the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security's market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security's "conversion price"

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Once the Fund commences operations, performance will be updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Once the Fund commences operations, performance will be updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(Retail) | (PIMCO Dividend and Income Builder Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.09%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	664
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	904
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	664
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	904
(Retail) | (PIMCO Dividend and Income Builder Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.09%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	296
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	606
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	196
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	606
(Retail) | (PIMCO Dividend and Income Builder Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.09%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	146
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	452
(Retail) | (PIMCO EqS Dividend Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund's primary investment objective is to seek to provide current income that exceeds the average yield on global stocks. The Fund's secondary objective is to seek to provide long-term capital appreciation.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, C and R Shares" section on page 15 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. The Fund has not yet commenced operations. Thus, no portfolio turnover rate is provided for the Fund.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A, C and R Shares" section on page 15 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 75% of its assets in equity and equity-related securities, including common and preferred stock (and securities convertible into, or that PIMCO expects to be exchanged for, common or preferred stock), as well as securities issued by real estate investment trusts, master limited partnerships and other equity trusts and depositary receipts. When making investments, PIMCO uses fundamental analysis to seek to identify attractively valued issuers that currently pay dividends and have the potential for earnings and dividend growth over time. The Fund may invest in securities issued by large-capitalization, mid-capitalization and small-capitalization companies.

The Fund may invest a significant portion of its assets in securities and instruments that are economically tied to foreign (non-U.S.) countries. The Fund may also invest in securities and instruments that are economically tied to emerging market countries. The Fund may obtain foreign currency exposure (from non-U.S. dollar denominated securities or currencies) without limitation.

The Fund may also invest in fixed income instruments, including investment-grade securities and high yield securities ("junk bonds") of any rating. The Fund may also invest in derivative instruments, such as options, futures contracts, swap agreements, equity-linked notes, equity-linked securities and participatory notes, consistent with its investment objectives. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Dividend-Oriented Stocks Risk: companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the security held by the Fund or the Fund receiving less income

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that PIMCO believes will cause the stock price to increase do not occur

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Real Estate Risk: the risk that a Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: the risk that the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security's market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security's "conversion price"

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Once the Fund commences operations, performance will be updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Once the Fund commences operations, performance will be updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(Retail) | (PIMCO EqS Dividend Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.09%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	664
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	904
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	664
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	904
(Retail) | (PIMCO EqS Dividend Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.09%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	296
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	606
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	196
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	606
(Retail) | (PIMCO EqS Dividend Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.09%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2],[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	146
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	452
[1]	Estimated amounts for the Fund's first fiscal year.
[2]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through October 31, 2013, to reduce its advisory fee by 0.16% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.
[3]	PIMCO has contractually agreed, through October 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.
[4]	PIMCO has contractually agreed, through October 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class and Class D shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.